LEASE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Operating lease expenses	$ 4,800	$ 4,300	$ 4,900
Short-term lease cost	1,400	1,500	1,100
Property and equipment acquired under finance leases	$ 1,794	2,636	2,688
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, equipment and software, net
Finance lease liabilities, current	$ 532	$ 1,244	$ 1,245
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of $8,104, $7,146 and nil as of December 31, 2022, 2023 and 2024, respectively)	Accounts payable and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of $8,104, $7,146 and nil as of December 31, 2022, 2023 and 2024, respectively)	Accounts payable and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of $8,104, $7,146 and nil as of December 31, 2022, 2023 and 2024, respectively)
Finance lease liabilities, non-current	$ 1,156	$ 1,187	$ 1,352
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of nil, $57 and nil as of December 31, 2022, 2023 and 2024, respectively)	Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of nil, $57 and nil as of December 31, 2022, 2023 and 2024, respectively)	Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of nil, $57 and nil as of December 31, 2022, 2023 and 2024, respectively)
Total amortization expenses for the finance lease right-of-use assets	$ 1,400	$ 1,200	$ 800
Interest expenses on the finance lease liabilities	$ 100	$ 100	$ 100